Income Tax - Breakdown of Deferred Taxes by Nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	€ (2,315)	€ (2,050)
Deferred tax assets	1,712	1,282
Deferred tax liability (asset)	(602)	(767)
Impact on equity	0	2,721
Impact on the profit/loss	(93)	(2,885)
Deferred tax liabilities	(1,770)	(2,315)	€ (2,050)
Deferred tax assets	1,260	1,712	1,282
Deferred tax liability (asset)	(510)	(602)	(767)
+ Net profit (loss)	(23,719)	67,259	(101,221)
Tax expense (income)	€ (116)	€ 2,215	€ (428)
Average effective tax rate	(0.49%)	(3.19%)	(0.42%)
Profit (loss) before tax	€ (23,836)	€ 69,474	€ (101,649)
Applicable tax rate	25.00%	27.37%	28.92%
Tax expense (income) at applicable tax rate	€ (5,959)	€ 19,018	€ (29,401)
Tax Effect Of Tax Credits	(1,504)	(1,512)	(1,739)
Tax Effect Of Permanent Differences	31	(833)	404
Tax effect of foreign tax rates	67	(7,323)	(172)
Tax effect of tax losses	7,037	0	28,603
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	0	5,590	0
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	61	129	358
Deferred tax expense (income) relating to origination and reversal of temporary differences	(331)	24	775
Tax Effect Of Recognition Of Deferred Tax Assets Against Deferred Tax Liabilities	453	(430)	706
Tax Effect Of Renegotiation Of Convertible Debt	0	(1,370)	0
Other tax effects for reconciliation between accounting profit and tax expense (income)	29	102	39
Impact Attributable To Deferred Tax Liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Impact on equity	0	2,721
Impact on the profit/loss	(545)	(2,455)
Impact Attributable To Deferred Tax Assets [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Impact on equity	0	0
Impact on the profit/loss	€ (453)	430
Temporary difference from postemployments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Temporary differences		€ 216	€ 287